Consolidated Balance Sheets (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 7,746	$ 9,502
Interest-bearing deposits in other financial institutions	9	8
Federal funds sold and securities purchased under agreements to sell	8,371	32,473
Investment securities available-for-sale, at fair value	108,919	101,310
Loans held for sale	684	7,444
Loans	343,842	339,170
Less: Allowance for loan and lease losses	(9,224)	(9,471)
Loans, net	334,618	329,699
Accrued interest receivable	1,746	1,853
Premises and equipment, net	8,081	8,162
Other investments, at cost	2,616	2,616
Other assets	15,169	16,015
Total assets	487,959	509,082
Liabilities and Stockholders' Equity
Noninterest-bearing deposits	60,182	60,446
Interest-bearing deposits	319,603	340,164
Total deposits	379,785	400,610
Short-term borrowings	12,130	9,512
Long-term borrowings	40,061	42,561
Subordinated debentures	10,310	10,310
Accrued interest payable	906	992
Accrued expenses and other liabilities	1,697	2,127
Total liabilities	444,889	466,112
Stockholders' equity:
Common Stock	165	165
Additional paid-in capital	11,940	11,916
Retained earnings	19,246	20,127
Accumulated other comprehensive income	1,498	590
Total stockholders' equity	43,070	42,970
Total liabilities and stockholders' equity	487,959	509,082
Common stock authorized (par value $0.10 per share) (in Shares)	6,000,000	6,000,000
Common stock issued and outstanding (in Shares)	1,653,832	1,652,122
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock	9,688	9,634
Preferred stock authorized (no par value) (in Shares)	10,000	10,000
Preferred stock issued and outstanding (in Shares)	10,000	10,000
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock	$ 533	$ 538
Preferred stock authorized (no par value) (in Shares)	500	500
Preferred stock issued and outstanding (in Shares)	500	500